Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Commission paid for fleet procurement and disposal services	$ 500,000	$ 600,000
Maximum
Related Party Transaction [Line Items]
Commission paid for fleet procurement and disposal services	$ 500,000